Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Aug. 31, 2019
Related Party Transactions (Textual)
Convertible promissory note amount	$ 100,000	$ 100,000
Conversion price			$ 0.10
Convertible promissory notes issued	1,009,000	3,070,500
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Convertible promissory notes issued	275,000	275,000
Promissory notes total amount	275,000	275,000
Convergent Risk Group, LLC [Member]
Related Party Transactions (Textual)
Convertible promissory note amount	$ 100,000	$ 100,000
Conversion price	$ 0.10	$ 0.10
Accrue interest	8.00%	8.00%
Loan amount	$ 275,000	$ 275,000
Promissory notes total amount	$ 275,000	$ 275,000
Ownership percentage	100.00%	100.00%
Due date	Aug. 10, 2020	Aug. 10, 2020
REMTCS, Inc. [Member]
Related Party Transactions (Textual)
Related party transaction, description	The total cost of the PASS System was approximately $670,000 which the Company paid to REMTCS. In November 2018, Mr. Richard Malinowski informed the Company of his decision to resign as Chief Technology and Operations Officer and the Board accepted his resignation and that of Mr. Thomas Kelly. The Company and REMTCS have unwound the PASS agreement and the Company expects to receive approximately $670,000 back from Mr. Malinowski and REMTCS.	The total cost of the PASS System was approximately $670,000 which the Company paid to REMTCS. In November 2018, Mr. Richard Malinowski informed the Company of his decision to resign as Chief Technology and Operations Officer and the Board accepted his resignation and that of Mr. Thomas Kelly. The Company and REMTCS have unwound the PASS agreement and the Company expects to receive approximately $670,000 back from Mr. Malinowski and REMTCS.